Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,104,283)	$ (6,970,072)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		18,244
Stock-based compensation		194,896
Impairment loss on ROU assets (gain on early termination of operating lease)	(441,597)	382,961
Loss on disposal of asset		44,332
PPP loan forgiveness income	(192,052)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(511,408)	(322,912)
Accounts payable and accrued liabilities	618,951	151,736
Accrued compensation	15,000	(132,293)
Deferred revenue	(15,417)	(12,983)
Net cash used in operating activities	(3,630,806)	(6,646,091)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets		(28,972)
Net cash used in investing activities		(28,972)
CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury stock	(40,000)	(450,000)
Proceeds from PPP loan		365,430
Repayment on PPP loan	(173,378)
Purchase of preferred stock	(10,000)
Proceeds from the issuance of common stock, net of costs	8,558,339
Net cash provided by (used in) financing activities	8,334,961	(84,570)
INCREASE (DECREASE) IN CASH	4,704,155	(6,759,633)
CASH, BEGINNING OF YEAR	1,079,839	7,839,472
CASH, END OF YEAR	5,783,994	1,079,839
NON-CASH INVESTING AND FINANCING ACTIVITIES :
Capitalization of ROU asset		746,125
ST operating lease liability recorded		61,264
LT operating lease liability recorded		684,861
Unpaid treasury stock		$ 100,000